Financial instruments and risk management - Interest Rate Risk (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Apr. 10, 2019	Dec. 31, 2018
Debt Instrument [Line Items]
Principal outstanding	$ 4,926
Hedging instruments	(180)
Net exposure	4,746
Impact of 1% increase in rates	47
Total debt principal	6,759		$ 7,086
Total floating rate debt obligations
Debt Instrument [Line Items]
Principal outstanding	6,283
Hedging instruments	(180)
Net exposure	6,103
Impact of 1% increase in rates	61
Total floating rate debt obligations | Senior Credit Facilities
Debt Instrument [Line Items]
Principal outstanding	5,662
Hedging instruments	(4,500)
Net exposure	1,162
Impact of 1% increase in rates	12
Total floating rate debt obligations | Ineffective portion of interest rate cap
Debt Instrument [Line Items]
Principal outstanding	0
Hedging instruments	4,320
Net exposure	4,320
Impact of 1% increase in rates	$ 43
Impact that would be mitigated (as a percent)	4.00%
Hypothetical increase in rates (as a percent)	1.00%
Total floating rate debt obligations | Debt contained within VIEs
Debt Instrument [Line Items]
Principal outstanding	$ 621
Hedging instruments	0
Net exposure	621
Impact of 1% increase in rates	6
Less: Cash and Restricted Cash
Debt Instrument [Line Items]
Principal outstanding	(1,357)
Hedging instruments	0
Net exposure	(1,357)
Impact of 1% increase in rates	(14)
Secured Debt | Debt contained within VIEs
Debt Instrument [Line Items]
Total debt principal	621		655
Secured Debt | Senior secured notes
Debt Instrument [Line Items]
Total debt principal	$ 476	$ 476	$ 769